Financial assets and liabilities - Additional Information Warrants (Details) $ / shares in Units, $ in Thousands					1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($) shares $ / shares	Mar. 08, 2023	Dec. 22, 2022 $ / shares shares	Nov. 19, 2021 $ / shares shares	Dec. 31, 2025 USD ($) acquisition $ / shares shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2025 USD ($) acquisition shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Nov. 25, 2025 shares	Jan. 05, 2024 $ / shares shares	Jan. 04, 2024	Jun. 30, 2023 shares	Nov. 30, 2021 $ / shares shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares warrants granted to purchase (in shares)									884,838	884,838		1,600,000
Transfer of exercised options | $									$ 0	$ 0	$ 0
Share Price (in USD/AUD per share) | $ / shares	$ 3.20				$ 3.20
Warrant exercise term					5 years			5 years
Warrants fair value at grant date | $									8,900	5,700	4,600
Gain (loss) on remeasurement of warrant liability | $									$ 900	$ (5,000)	$ 800
Borrowings - Credit-line facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowing facilities, maximum borrowing capacity | $	$ 125,000				$ 125,000			$ 125,000
Borrowings maturity, term	5 years				5 years
Ordinary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Ordinary shares (in shares)									1,296,862,776	1,279,967,187	1,141,784,114				814,204,825
Transfer of exercised options | $									$ 7,681	$ 5,177	$ 7
Warrants | Borrowings - Credit-line facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants granted to purchase shares (in shares)	3,225,756				3,225,756			3,225,756
Borrowings - Credit-line facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Depository receipt ratio	10				10			10
Oaktree Capital Management, L.P.
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of premium for volume-weighted average price			15.00%	15.00%
Issuance warrants exercised period		7 years		7 years
Oaktree Capital Management, L.P. | Ordinary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Ordinary shares (in shares)						2,275,020
Oaktree Capital Management, L.P. | Refinancing and expansion of senior debt facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Depository receipt ratio													10	5
American depositary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of premium for volume-weighted average price	15.00%				15.00%
American depositary shares | Borrowings - Credit-line facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares warrants granted to purchase (in shares)	322,576				322,576			322,576
Issued Capital
Disclosure Of Detailed Information About Borrowings [Line Items]
Transfer of exercised options | $									$ 10,217	$ 10,433	$ 204
Issued Capital | Oaktree Capital Management, L.P.
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of ordinary shares per warrant (in shares)						10
Issued Capital | Oaktree Capital Management, L.P. | Ordinary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Transfer of exercised options | $						$ 1,600
Issued Capital | Oaktree Capital Management, L.P. | American depositary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Transfer of exercised options | $						$ 3,900
November 2021 Warrants | Oaktree Capital Management, L.P.
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants issued to purchase american depositary shares (in shares)													884,838			1,769,669
November 2021 Warrants | American depositary shares | Oaktree Capital Management, L.P.
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants issued to purchase american depositary shares (in shares)				1,769,669
Exercise price (in AUD per share) | $ / shares				$ 7.26									$ 14.36			$ 7.26
December 2022 Warrants | Oaktree Capital Management, L.P.
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants issued to purchase american depositary shares (in shares)							455,000						227,502
December 2022 Warrants | Oaktree Capital Management, L.P. | Refinancing and expansion of senior debt facility | American depositary shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants exercised (in shares)							227,502
December 2022 Warrants | American depositary shares | Oaktree Capital Management, L.P.
Disclosure Of Detailed Information About Borrowings [Line Items]
Exercise price (in AUD per share) | $ / shares			$ 3.70				$ 3.70						$ 7.24
Number of shares warrants granted to purchase (in shares)			455,000